RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
11	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

a)	Right-of-use

The Group has leased agreements according to the following composition:

	Property, Agencies and offices	Servers and technology platforms	Transport units	Other leases	2024	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1	847,254	152,371	6,108	79,510	1,085,243	1,026,891	969,355
Additions	49,827	590	2,024	–	52,441	122,841	113,948
Disposal and others	(36,986)	(2,193)	(82)	(210)	(39,471)	(64,489)	(56,412)
Balance as of December 31	860,095	150,768	8,050	79,300	1,098,213	1,085,243	1,026,891

Accumulated depreciation -
Balance as of January 1	448,657	97,096	2,232	37,543	585,528	483,058	382,938
Depreciation of the period	98,977	27,650	1,124	14,889	142,640	147,833	151,335
Disposal and others	(31,170)	(1,105)	(32)	(186)	(32,493)	(45,363)	(51,215)
Balance as of December 31	516,464	123,641	3,324	52,246	695,675	585,528	483,058

Net carrying amount	343,631	27,127	4,726	27,054	402,538	499,715	543,833

The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In these cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.

b)	Lease Liabilities

Lease liabilities include the present value of fixed payments and variable lease payments. Lease payments made under renewal options with reasonable certainty of being exercised are included in the measurement of the liability.

Lease payments are discounted using the interest rate implicit in the lease, if that rate could be readily determined, or the interest rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset, for a similar term, in a similar economic environment with similar terms, guarantees and conditions.

Lease liabilities are recorded at amortized cost, recognizing the interest in the caption “Interest, income and similar expenses” in the consolidated statement of income, and the installments that are paid will be subtracted.

As of December 31, 2024 and 2023, financial lease liability amounts to S/404.8 million and S/512.6 million, respectively.